EQUITY - Stock options using the Black-Scholes option pricing model and used the assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Risk-free interest rate	0.73%	0.13%
Expected volatility	66.00%	42.00%
Expected dividends	0.00%	0.00%
Minimum
EQUITY
Contractual term (years)	1
Maximum
EQUITY
Contractual term (years)	3